Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
Chemring Group PLC	43,475	$88,769
Cobham PLC(a)	387,322	487,009
QinetiQ Group PLC	91,992	337,869
Senior PLC	67,930	196,924
Ultra Electronics Holdings PLC	11,474	224,158

		1,334,729

Air Freight & Logistics — 0.6%
Royal Mail PLC	145,587	376,538

Airlines — 0.4%
Dart Group PLC	14,167	160,080
Stobart Group Ltd.	53,920	81,145

		241,225

Auto Components — 0.1%
AB Dynamics PLC	2,089	65,824

Automobiles — 0.1%
Aston Martin Lagonda Global Holdings PLC(a)(b)	9,227	101,504

Banks — 1.1%
Bank of Georgia Group PLC	6,181	127,765
CYBG PLC	208,324	480,506
Metro Bank PLC(a)(c)	13,325	114,792

		723,063

Beverages — 2.0%
AG Barr PLC	16,514	196,903
Britvic PLC	42,981	482,142
Fevertree Drinks PLC	16,929	566,292
Stock Spirits Group PLC	29,617	87,910

		1,333,247

Biotechnology — 1.5%
Abcam PLC	31,620	567,917
Genus PLC	10,536	353,237
Oxford Biomedica PLC(a)	7,881	73,903

		995,057

Building Products — 0.3%
Polypipe Group PLC	32,365	174,430

Capital Markets — 8.1%
Ashmore Group PLC	69,271	412,449
Brewin Dolphin Holdings PLC	45,933	175,535
Burford Capital Ltd.	33,649	706,146
Close Brothers Group PLC	24,517	425,201
CMC Markets PLC(b)	18,378	20,245
IG Group Holdings PLC	59,758	412,145
IntegraFin Holdings PLC	37,540	184,128
Intermediate Capital Group PLC	46,719	773,744
Jupiter Fund Management PLC	74,157	343,960
Man Group PLC/Jersey	250,634	462,097
Numis Corp. PLC	10,909	36,987
P2P Global Investments PLC/Fund	12,234	131,993
Quilter PLC(b)	308,082	513,574
Rathbone Brothers PLC	8,050	217,636
Sanne Group PLC	23,629	205,496
TP ICAP PLC	91,270	315,891

		5,337,227

Chemicals — 1.9%
Elementis PLC	94,062	171,432

Security	Shares	Value

Chemicals (continued)
Essentra PLC	42,638	$217,543
Scapa Group PLC	25,010	92,676
Sirius Minerals PLC(a)(c)	1,129,506	227,781
Synthomer PLC	44,069	203,848
Victrex PLC	13,971	349,892

		1,263,172

Commercial Services & Supplies — 4.0%
Aggreko PLC	41,490	404,965
Babcock International Group PLC	40,866	230,650
Biffa PLC(b)	40,373	116,275
De La Rue PLC	16,776	64,702
HomeServe PLC	48,389	735,533
IWG PLC	108,689	463,169
Mitie Group PLC	59,476	111,246
Renewi PLC	133,034	56,591
Restore PLC	18,052	87,598
RPS Group PLC	37,154	84,105
Serco Group PLC(a)	198,071	331,533

		2,686,367

Construction & Engineering — 1.9%
Balfour Beatty PLC	111,725	334,584
Costain Group PLC	17,005	67,514
Galliford Try PLC	17,973	141,582
John Laing Group PLC(b)	79,500	389,585
Keller Group PLC	11,690	102,402
Kier Group PLC(c)	26,248	92,037
Morgan Sindall Group PLC	6,305	102,037

		1,229,741

Construction Materials — 1.2%
Forterra PLC(b)	32,529	119,104
Ibstock PLC(b)	65,860	197,564
Marshalls PLC	32,411	263,692
Rhi Magnesita NV	3,600	217,252

		797,612

Consumer Finance — 0.7%
Amigo Holdings PLC(b)(c)	18,701	58,456
Arrow Global Group PLC	27,210	69,688
International Personal Finance PLC	36,353	72,944
Provident Financial PLC	41,026	233,829

		434,917

Containers & Packaging — 2.3%
DS Smith PLC	220,562	878,469
RPC Group PLC	65,865	655,164

		1,533,633

Distributors — 0.8%
Inchcape PLC	67,263	496,801
John Menzies PLC	11,775	69,531

		566,332

Diversified Consumer Services — 0.2%
AA PLC	99,242	68,171
Dignity PLC	7,855	68,264

		136,435

Diversified Financial Services — 0.2%
Plus500 Ltd.	17,449	138,950

Diversified Telecommunication Services — 1.0%
Inmarsat PLC	74,944	515,937

1

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
TalkTalk Telecom Group PLC	111,425	$163,894

		679,831

Electronic Equipment, Instruments & Components — 2.4%
accesso Technology Group PLC(a)	4,307	41,800
Electrocomponents PLC	71,891	550,736
Renishaw PLC	5,896	290,564
Smart Metering Systems PLC	16,534	102,947
Spectris PLC	18,720	585,620

		1,571,667

Energy Equipment & Services — 0.5%
Hunting PLC	22,746	145,639
Petrofac Ltd.	42,034	219,389

		365,028

Entertainment — 1.5%
Cineworld Group PLC	166,580	622,104
Entertainment One Ltd.	60,169	331,408
Frontier Developments PLC(a)(c)	3,035	42,308

		995,820

Equity Real Estate Investment Trusts (REITs) — 9.1%
Assura PLC	389,142	314,394
Big Yellow Group PLC	25,668	329,343
Civitas Social Housing PLC	100,683	106,977
Custodian Reit PLC	59,930	89,888
Derwent London PLC	17,175	696,179
Empiric Student Property PLC	98,391	113,347
GCP Student Living PLC	66,244	136,763
Great Portland Estates PLC	39,948	362,020
Hammerson PLC	124,004	423,402
Hansteen Holdings PLC	66,241	77,729
Intu Properties PLC(c)	153,643	179,515
LondonMetric Property PLC	113,654	292,515
LXI REIT PLC	69,708	111,055
NewRiver REIT PLC	49,282	130,442
Picton Property Income Ltd. (The)	85,848	103,658
Primary Health Properties PLC	190,579	328,602
RDI REIT PLC	46,672	63,296
Regional REIT Ltd.(b)	54,065	74,413
Safestore Holdings PLC	34,054	272,338
Schroder REIT Ltd.	82,816	59,811
Shaftesbury PLC	24,571	254,877
Standard Life Investment Property Income Trust Ltd.	65,238	76,306
Tritax Big Box REIT PLC	276,906	517,236
UK Commercial Property REIT Ltd.	125,314	144,362
UNITE Group PLC (The)	42,741	511,503
Workspace Group PLC	21,932	243,812

		6,013,783

Food & Staples Retailing — 0.0%
Majestic Wine PLC	647	2,145

Food Products — 1.9%
Bakkavor Group PLC(b)	22,686	34,541
Cranswick PLC	8,358	282,744
Greencore Group PLC	72,282	188,130
Hotel Chocolat Group Ltd.(c)	6,171	27,029
Premier Foods PLC(a)(c)	107,176	47,955
Tate & Lyle PLC	75,746	689,486

		1,269,885

Health Care Equipment & Supplies — 0.8%
Advanced Medical Solutions Group PLC	30,991	134,175

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ConvaTec Group PLC(b)	238,689	$419,827

		554,002

Health Care Providers & Services — 1.2%
CVS Group PLC	11,005	90,021
Mediclinic International PLC	65,646	249,876
Spire Healthcare Group PLC(b)	46,293	71,359
UDG Healthcare PLC	40,266	361,349

		772,605

Health Care Technology — 0.2%
EMIS Group PLC	8,264	124,158

Hotels, Restaurants & Leisure — 4.8%
888 Holdings PLC	58,886	97,525
Domino’s Pizza Group PLC	74,913	221,982
EI Group PLC(a)	74,092	197,417
Greene King PLC	50,218	403,947
Greggs PLC	16,385	448,967
J D Wetherspoon PLC(c)	11,099	186,196
JPJ Group PLC(a)	10,189	89,767
Marston’s PLC	102,420	138,256
Mitchells & Butlers PLC(a)	30,304	105,801
Patisserie Holdings PLC(a)(d)	6,053	—
Playtech PLC	51,220	261,652
Restaurant Group PLC (The)	79,571	130,880
SSP Group PLC	72,044	608,388
Thomas Cook Group PLC(a)(c)	218,821	47,700
William Hill PLC	141,615	239,268

		3,177,746

Household Durables — 3.1%
Bellway PLC	19,935	688,706
Bovis Homes Group PLC	21,838	269,328
Countryside Properties PLC(b)	72,845	277,829
Crest Nicholson Holdings PLC	41,631	192,361
DFS Furniture PLC	34,585	105,272
IG Design Group PLC(c)	7,490	55,887
McCarthy & Stone PLC(b)	58,892	96,347
Redrow PLC	37,085	254,743
Telford Homes PLC(c)	10,972	41,142
Victoria PLC(a)(c)	17,253	106,554

		2,088,169

Household Products — 0.2%
PZ Cussons PLC	40,275	103,048

Independent Power and Renewable Electricity Producers — 0.4%
Drax Group PLC	63,738	236,829

Insurance — 4.6%
Beazley PLC	85,495	603,444
Hastings Group Holdings PLC(b)	58,713	133,277
Hiscox Ltd.	46,619	961,290
Just Group PLC	152,375	91,917
Lancashire Holdings Ltd.	31,073	275,522
Phoenix Group Holdings PLC	87,005	735,936
Sabre Insurance Group PLC(b)	38,525	123,820
Saga PLC	181,639	97,436

		3,022,642

Interactive Media & Services — 1.7%
Funding Circle Holdings PLC(a)(b)	27,954	82,798

2

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Rightmove PLC	143,919	$1,049,554

		1,132,352

Internet & Direct Marketing Retail — 3.3%
AO World PLC(a)(c)	38,076	53,462
ASOS PLC(a)(c)	9,511	412,375
boohoo Group PLC(a)	122,453	348,036
Gocompare.Com Group PLC	49,465	52,246
Just Eat PLC(a)	99,318	753,586
Moneysupermarket.com Group PLC	86,932	401,023
N Brown Group PLC	24,551	44,869
On the Beach Group PLC(b)	19,076	110,167

		2,175,764

IT Services — 1.6%
Computacenter PLC	12,022	189,558
Equiniti Group PLC(b)	59,035	163,697
iomart Group PLC	12,066	54,369
Kainos Group PLC	11,700	90,840
Keywords Studios PLC	8,821	190,451
NCC Group PLC	44,979	93,881
SafeCharge International Group Ltd.	7,407	40,424
Softcat PLC	19,270	220,898

		1,044,118

Leisure Products — 0.5%
Games Workshop Group PLC	5,003	281,364
Photo-Me International PLC	41,545	48,960

		330,324

Life Sciences Tools & Services — 0.4%
Clinigen Healthcare Ltd.(a)	20,379	258,912

Machinery — 2.5%
Bodycote PLC	31,014	304,120
IMI PLC	44,083	503,394
Morgan Advanced Materials PLC	45,877	142,939
Rotork PLC	139,820	506,659
Vesuvius PLC	35,152	221,262

		1,678,374

Media — 1.7%
Ascential PLC	64,941	313,983
Daily Mail & General Trust PLC, Class A, NVS	25,542	239,839
Euromoney Institutional Investor PLC	17,671	288,652
Future PLC	13,265	186,586
ITE Group PLC	120,683	119,253

		1,148,313

Metals & Mining — 1.6%
Acacia Mining PLC(a)	25,764	51,112
Centamin PLC	187,118	209,571
Central Asia Metals PLC	26,112	71,912
Ferrexpo PLC	47,676	138,389
Hill & Smith Holdings PLC	12,810	194,717
Hochschild Mining PLC	41,506	81,087
KAZ Minerals PLC	41,925	269,390
SolGold PLC(a)	107,902	42,160

		1,058,338

Multi-Utilities — 0.3%
Telecom Plus PLC	10,152	190,142

Multiline Retail — 1.0%
B&M European Value Retail SA	145,902	648,597

Security	Shares	Value

Oil, Gas & Consumable Fuels — 2.4%
Anglo Pacific Group PLC	27,695	$69,814
Cairn Energy PLC(a)	95,522	190,466
Diversified Gas & Oil PLC	106,536	174,561
EnQuest PLC(a)	236,839	59,493
Gulf Keystone Petroleum Ltd.(a)	37,308	107,683
Hurricane Energy PLC(a)(c)	254,038	185,710
Premier Oil PLC(a)(c)	132,391	131,390
Serica Energy PLC(a)	27,735	45,794
Soco International PLC	31,049	25,829
Sound Energy PLC(a)(c)	19,346	2,682
Tullow Oil PLC	225,800	569,054

		1,562,476

Pharmaceuticals — 2.8%
Alliance Pharma PLC	66,933	66,056
BTG PLC(a)	56,458	593,116
Dechra Pharmaceuticals PLC	16,616	571,319
Hikma Pharmaceuticals PLC	23,470	467,389
Indivior PLC(a)	118,481	68,335
Vectura Group PLC(a)	102,182	102,066

		1,868,281

Professional Services — 2.1%
Capita PLC(a)	270,263	382,027
Hays PLC	236,010	441,441
Pagegroup PLC	53,202	341,314
RWS Holdings PLC	28,801	225,065
Staffline Group PLC	2,830	9,452

		1,399,299

Real Estate Management & Development — 2.2%
Capital & Counties Properties PLC	117,213	321,472
Grainger PLC	99,020	313,510
Helical PLC	17,098	78,120
Purplebricks Group PLC(a)(c)	36,722	48,136
Savills PLC	23,173	247,385
Sirius Real Estate Ltd.	148,318	119,268
St. Modwen Properties PLC	32,333	177,273
Urban & Civic PLC	23,171	95,207
Watkin Jones PLC	24,765	67,266

		1,467,637

Road & Rail — 1.6%
Firstgroup PLC(a)	196,257	285,209
Go-Ahead Group PLC (The)	6,980	164,427
National Express Group PLC	74,578	373,360
Northgate PLC	21,554	88,156
Redde PLC	50,239	67,880
Stagecoach Group PLC	69,746	109,621

		1,088,653

Semiconductors & Semiconductor Equipment — 0.2%
IQE PLC(a)(c)	125,918	119,030

Software — 2.6%
Alfa Financial Software Holdings PLC(a)(b)	14,076	22,461
Avast PLC(b)	69,531	270,798
AVEVA Group PLC	10,459	487,226
Blue Prism Group PLC(a)(c)	9,882	226,686
First Derivatives PLC(c)	2,965	126,313
GB Group PLC	29,610	231,760
Learning Technologies Group PLC	75,467	81,707
Sophos Group PLC(b)	54,501	286,725

		1,733,676

3

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 3.6%
BCA Marketplace PLC	120,713	$275,385
Card Factory PLC	52,631	125,641
Dixons Carphone PLC	159,779	232,902
Dunelm Group PLC	16,363	183,553
Halfords Group PLC	32,172	91,318
JD Sports Fashion PLC	70,953	551,599
Lookers PLC	52,941	57,318
Pendragon PLC	218,353	63,024
Pets at Home Group PLC	80,946	187,623
Sports Direct International PLC(a)	34,819	126,128
Superdry PLC	8,365	48,710
WH Smith PLC	17,533	433,574

		2,376,775

Textiles, Apparel & Luxury Goods — 0.5%
Coats Group PLC	231,167	226,389
Ted Baker PLC	4,756	81,824

		308,213

Thrifts & Mortgage Finance — 0.8%
Charter Court Financial Services Group PLC(b)	25,127	104,036
OneSavings Bank PLC	39,585	200,569
Paragon Banking Group PLC	42,303	231,830

		536,435

Trading Companies & Distributors — 3.3%
Diploma PLC	18,346	343,612
Grafton Group PLC	38,515	412,869
Howden Joinery Group PLC	98,603	624,379
SIG PLC	91,020	148,679
Travis Perkins PLC	40,845	634,247

		2,163,786

Transportation Infrastructure — 0.8%
BBA Aviation PLC	167,311	549,128

Security	Shares	Value

Water Utilities — 0.9%
Pennon Group PLC	68,126	$629,741

Total Common Stocks — 99.5% (Cost: $72,759,150)		65,915,725

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(e)(f)(g)	1,821,444	1,822,172
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(e)(f)	32,667	32,667

		1,854,839

Total Short-Term Investments — 2.8% (Cost: $1,854,479)		1,854,839

Total Investments in Securities — 102.3% (Cost: $74,613,629)		67,770,564

Other Assets, Less Liabilities — (2.3)%		(1,530,295)

Net Assets — 100.0%		$66,240,269

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,877,006	(55,562)	1,821,444	$1,822,172	$62,803	(a)	$64	$249
BlackRock Cash Funds: Treasury, SL Agency Shares	59,068	(26,401)	32,667	32,667	574		—	—

				$1,854,839	$63,377		$64	$249

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

4

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI United Kingdom Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$65,915,725	$—	$0	(a)	$65,915,725
Money Market Funds	1,854,839	—	—		1,854,839

	$67,770,564	$—	$0	(a)	$67,770,564

(a)	Rounds to less than $1.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

5